CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Current assets
Cash	$ 47,555	$ 55,064
Short term investments	380	75,000
Accounts receivable	16,541	3,736
Loan receivable	909
Biological assets	20,652	19,858
Inventories	93,144	44,969
Prepaid expenses and deposits	17,100	3,372
Assets classified as held for sale		1,215
Total current assets	196,281	203,214
Property, plant and equipment	219,046	98,639
Intangible assets	1,498	0
Deferred charges	592	714
Investments in associates	11,108
Total assets	428,525	302,567
Current Liabilities
Accounts payable and accrued liabilities	40,355	10,764
Current portion of long term debt	3,509	421
Liabilities classified as held for sale		65
Total current liabilities	43,864	11,250
Long-term debt	46,067	2,877
Unsecured convertible debentures	0	95,866
Contingent share consideration	1,117
Deferred tax liability	10,471	7,980
Total liabilities	101,519	117,973
SHAREHOLDERS' EQUITY
Share capital	318,125	157,790
Reserve for options and warrants	17,707	26,045
Accumulated other comprehensive loss	(43)
(Accumulated deficit) retained earnings	(8,783)	759
Total equity	327,006	184,594
Total equity and liabilities	$ 428,525	$ 302,567